Derivative Financial Asset - Summary of Derivative Financial Asset (Detail)	12 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 AUD ($)
Disclosure of detailed information about hedged items [line items]
Notional amount | $		$ 1
EUR/AUD [Member] | Foreign Exchange Contract Derivatives [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 10,218,192
Closing foreign exchange rate	0.5515	0.5515
Foreign exchange gain	€ 9,242